Goodwill and Intangibles, net - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Carrying Value	$ 139,968	$ 1,368
Accumulated Amortization	3,455
Net Carrying Value	136,513	1,368
Amortization expense associated with intangible assets	3,500	0
Trademarks and trade names
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets	$ 1,368	$ 1,368
Acquired Technology
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted-Average Remaining Useful Lives (in years)	3 years
Gross Carrying Value	$ 10,600
Accumulated Amortization	1,745
Net Carrying Value	$ 8,855
Trademarks and trade names
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted-Average Remaining Useful Lives (in years)	15 years
Gross Carrying Value	$ 111,000
Accumulated Amortization	1,356
Net Carrying Value	$ 109,644
Customer relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Weighted-Average Remaining Useful Lives (in years)	4 years
Gross Carrying Value	$ 17,000
Accumulated Amortization	354
Net Carrying Value	$ 16,646